Johnson & Johnson Pension and Savings Plans Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 200 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other assets
Total Other Assets	$ 167,416	$ 52,143
Total assets	640,266,510	540,492,947
LIABILITIES
Net assets available for benefits	640,266,510	540,492,947
Master Trust
Investments, at fair value
Total Investments at Fair Value	49,344,075,517	44,560,658,888
Other assets
Guaranteed and synthetic investment contracts at contract value	1,635,918,229	1,768,181,421
Receivable for investments sold	1,178,126,254	409,180,700
Interest receivables	68,163,126	76,491,082
Dividend receivables	6,667,833	8,237,777
Other receivables	11,476,531	9,170,067
Total Other Assets	2,900,351,973	2,271,261,047
Total assets	52,244,427,490	46,831,919,935
LIABILITIES
Payables for investments purchased	(771,321,464)	(578,825,229)
All other payables	(17,418,452)	(62,778,061)
Total Liabilities	(788,739,916)	(641,603,290)
Net assets available for benefits	51,455,687,574	46,190,316,645
Master Trust | Short-term investment funds
Investments, at fair value
Total Investments at Fair Value	837,401,795	1,250,144,436
Master Trust | Government and agency securities
Investments, at fair value
Total Investments at Fair Value	7,909,637,860	6,702,640,214
Master Trust | Debt Instruments
Investments, at fair value
Total Investments at Fair Value	2,715,291,495	2,655,972,031
Master Trust | Equity Securities
Investments, at fair value
Total Investments at Fair Value	15,823,220,308	15,780,859,727
Master Trust | Common collective trusts
Investments, at fair value
Total Investments at Fair Value	18,002,382,609	14,649,283,090
Master Trust | Limited Partnerships/Co-Investments
Investments, at fair value
Total Investments at Fair Value	4,067,712,231	3,623,532,368
Master Trust | Other assets and liabilities, net
Investments, at fair value
Total Investments at Fair Value	(11,570,781)	(101,772,978)
Retirement Savings Plan's Interest in Master Trust
Investments, at fair value
Total Investments at Fair Value	582,637,371	481,062,301
Other assets
Guaranteed and synthetic investment contracts at contract value	59,115,595	60,070,908
Receivable for investments sold	275,432	718,043
Interest receivables	285,961	156,444
Dividend receivables	67,608	78,374
Other receivables	104,385	110,394
Total Other Assets	59,848,981	61,134,163
Total assets	642,486,352	542,196,464
LIABILITIES
Payables for investments purchased	(2,385,255)	(1,544,643)
All other payables	(276,872)	(212,541)
Total Liabilities	(2,662,127)	(1,757,184)
Net assets available for benefits	639,824,225	540,439,280
Retirement Savings Plan's Interest in Master Trust | Short-term investment funds
Investments, at fair value
Total Investments at Fair Value	5,351,471	20,725,172
Retirement Savings Plan's Interest in Master Trust | Government and agency securities
Investments, at fair value
Total Investments at Fair Value	17,874,087	10,222,430
Retirement Savings Plan's Interest in Master Trust | Debt Instruments
Investments, at fair value
Total Investments at Fair Value	10,582,603	8,003,252
Retirement Savings Plan's Interest in Master Trust | Equity Securities
Investments, at fair value
Total Investments at Fair Value	290,411,342	249,370,553
Retirement Savings Plan's Interest in Master Trust | Common collective trusts
Investments, at fair value
Total Investments at Fair Value	258,307,493	191,321,884
Retirement Savings Plan's Interest in Master Trust | Limited Partnerships/Co-Investments
Investments, at fair value
Total Investments at Fair Value	0	1,329,496
Retirement Savings Plan's Interest in Master Trust | Other assets and liabilities, net
Investments, at fair value
Total Investments at Fair Value	$ 110,375	$ 89,514